As filed with the Securities and Exchange Commission on October 5, 2005

File Nos. 333-113166 and 811-21520

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

Pre-Effective Amendment No.                       [  ]

Post-Effective Amendment No. _ 3 __                     [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

Amendment No. 4                             [X]

(Check appropriate box or boxes)

MERIT ADVISORS INVESTMENT TRUST II

(Exact Name of Registrant as Specified in Charter)

13905 Quail Pointe Drive, Oklahoma City, Oklahoma 73134-1002(Address of Principal Executive Offices)

(252) 972-9922

(Registrant's Telephone Number, including Area Code)

Emile R. Molineaux,

Gemini Fund Services, LLC,

150 Motor Parkway, Suite 205,

Hauppauge, New York 11788

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Esq.

Thompson Hine LLP

312 Walnut Street, 12th Floor

Cincinnati, Ohio 45202-4089

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:  (check appropriate box)

[  ] immediately upon filing pursuant to paragraph (b);

[X]  on November 7 , 2005 pursuant to paragraph (b);

[  ]  60 days after filing pursuant to paragraph (a)(1);

[  ]  on ________ (date) pursuant to paragraph (a)(1);

[] 75 days after filing pursuant to paragraph (a)(2); or

               [  ]  on ________ (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

               [X]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

Post-Effective Amendment No. 1 to the Merit Advisors Investment Trust II Registration Statement was filed pursuant to Rule 485(a)(2) on June 27, 2005 and would be effective on September 11, 2005.  This Post-Effective amendment No. 3 is being filed for the sole purpose of designating a new effective date for Post-Effective Amendment No. 1.  This Amendment hereby incorporates by reference Parts A, B and C filed with Post-Effective Amendment No. 1.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended,  the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant  has duly  caused  this Post-Effective Amendment No. 3 to its Registration  Statement  to be signed on its behalf by the undersigned,  thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 5th day of October, 2005.

                                        MERIT ADVISORS INVESTMENT TRUST II

By:        /s/ J. Paul Cunningham

              J. Paul Cunningham

              President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

* Michael Miola	Trustee, Chairman of the Board	October 5, 2005
* L. Merill Bryan, Jr.	Trustee	October 5, 2005
* Anthony J. Hertl	Trustee	October 5, 2005
* Gary Lanzen	Trustee	October 5, 2005
/s/ J. Paul Cunningham J. Paul Cunningham	President	October 5, 2005
/s/ Donald L. Dillingham Donald L. Dillingham	Treasurer, Principal Financial Officer	October 5, 2005

* By:         /s/ Emile R. Molineaux                                                 Date:  October 5, 2005

              Emile R. Molineaux,

              Attorney-In-Fact

INDEX TO EXHIBITS

(FOR POST-EFFECTIVE AMENDMENT NO. 3 )

------------------------------------------------------------

EXHIBIT NO.

UNDER PART C

OF FORM N-1A                         NAME OF EXHIBIT

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